Business activity and Initial Public Offering	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Business activity and Initial Public Offering
1.	Business activity and Initial Public Offering

(a)	Business activity -
Intercorp Financial Services Inc. and Subsidiaries (henceforth “IFS”, “the Company” or “the Group”), is a limited liability holding company incorporated in the Republic of Panama on September 19, 2006, and is a Subsidiary of Intercorp Perú Ltd. (henceforth “Intercorp Perú”), a holding Company incorporated in 1997 in the Commonwealth of the Bahamas. As of December 31, 2019, Intercorp Perú holds directly and indirectly 70.62 percent of the issued and outstanding capital stock of IFS (76.46 percent of the issued capital stock of IFS, equivalent to 75.94 percent of the outstanding capital stock of IFS as of December 31, 2018).
IFS’s legal domicile is located at Av. Carlos Villarán 140 Urb. Santa Catalina, La Victoria, Lima, Peru.
As of December 31, 2019 and 2018, IFS holds 99.30 percent of the capital stock of Banco Internacional del Perú S.A.A. – Interbank (henceforth “Interbank”), 99.84 percent of the capital stock of Interseguro Compañía de Seguros S.A. (henceforth “Interseguro”), 100 percent of the capital stock of Inteligo Group Corp. (henceforth “Inteligo”). Also, as of December 31, 2018, IFS held 99.42 percent of the capital stock of Hipotecaria Sura Empresa Administradora Hipotecaria S.A. (henceforth “Hipotecaria Sura”).
The operations of Interbank and Interseguro are concentrated in Peru, while the operations of Inteligo and its Subsidiaries (Interfondos S.A. Sociedad Administradora de Fondos, Inteligo Sociedad Agente de Bolsa S.A. and Inteligo Bank Ltd.) are mainly concentrated in Peru and Panama. Hipotecaria Sura was extinguished in October 2019.
The main activities of IFS’s Subsidiaries and their assets, liabilities, equity, operating income, net income, balances and other relevant information are presented in Note 2.
The consolidated financial statement of IFS and Subsidiaries as of December 31, 2018, and for the year then ended, were approved by the Board of Directors on May 8, 2019. The consolidated financial statements as of December 31, 2019, and for the year then ended, have been
approved and authorized for issuance by Management and the Audit Committee on April 22, 2020, and will be submitted for approval by the Board of Directors and the General Shareholders’ Meeting that will be held within the deadline established by law. In Management’s opinion, the accompanying consolidated financial statements will be approved by the Board of Directors and the General Shareholders’ Meeting without modifications.

(b)	Initial Public Offering
On July 3, 2019, the Board of IFS approved the filing with the Securities and Exchange Commission of the United States of America (henceforth “SEC”), of a Registration Statement under Form
F-1
of the Securities Exchange Act of 1933 of the United States of America, in relation with a proposal of an Initial Public Offering (henceforth “Offering”) of IFS’s common shares.
On July 18, 2019, IFS announced the placement of the Offering for approximately 9,000,000 common shares at a price of US$46.00 per common share. The sale was performed by (i) IFS, (ii) Interbank, (iii) Intercorp Perú; and (iv) a
non-related
shareholder. Additionally, IFS granted the Offering placers a
30-day
call option for up to 1,350,000 new common shares, as an additional initial issuance.
As result of said Offering, IFS sold 2,418,754 common shares held as treasury stock (including shares sold by Interbank), as well as approximately 1,150,000 new common shares to be issued. Intercorp Perú sold 2,531,246 shares, and the non-related
shareholder sold 3,000,000 shares. Additionally, the placers exercised the call option regarding 1,186,841 new common shares.
In this sense, IFS and Subsidiaries combined, sold, 4,755,595 shares at US$46.00 per share. The sale value amounted to approximately US$218,757,000 (before issuance expenses).
The total impact of the Offering on the Company’s net equity, after discounting the issuance expenses, amounted to S/684,125,000 (approximately US$208,384,000), mainly explained by:

(i)
Issuance of 2,336,841 shares, for an amount of S/336,950,000, out of which S/74,571,000 correspond to capital stock and S/262,379,000 to capital surplus (net of issuance expenses for S/15,957,000), see Note 16(a).

(ii)
Sale of 2,418,754 share held as treasury stock, including shares sold by Interbank, for a total amount of S/347,175,000, which were recorded in captions “Treasury stock” and “Retained earnings”, see Note 16(b).